Significant Accounting Policies - Fair Value Assumptions of Stock Options Granted (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Expected life (years)	5 years 3 months 15 days	5 years	5 years
Estimated volatility factor	70.00%	72.00%
Risk-free interest rate	1.27%	0.74%	0.86%
Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Expected life (years)	7 years 8 months 16 days	6 years 29 days	6 years 3 months 11 days
Estimated volatility factor	75.00%	76.00%	70.00%
Risk-free interest rate	2.11%	1.16%	2.40%
Expected dividend yield